Other equity - Summary of Share Based Payment Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Expense for the year	₨ 2,278		₨ 2,512	₨ 2,505
Repurchase of vested stock options				(89)
Amount utilised on exercise of stock options				(85)
Shares issued during the year	2		15	9,149
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	5,886		3,444	1,165
Expense for the year	2,278		2,512	2,505
Recognition of non-controlling interests pursuant to the Transaction				(117)
Repurchase of vested stock options				(24)
Amount utilised on exercise of stock options				(85)
Shares issued during the year	(15)		(70)
Ending balance	₨ 8,149	$ 98	₨ 5,886	₨ 3,444